Capital and Reserves - Common stock and additional paid-in capital (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	280,000,000
Beginning balance (in shares)	36,231,146	39,677,940	39,602,277
Conversion of shares (in shares)		0	0
Repurchased common stock (in shares)		(3,558,093)	(1)
Restricted shares issued, directors (in shares)	57,000	63,000	63,000
Restricted shares vested (in shares)	36,410	48,299	12,664
Ending balance (in shares)	36,324,556	36,231,146	39,677,940
“Class A”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	6,342,189	6,342,189	6,342,189
Conversion of shares (in shares)		0	0
Repurchased common stock (in shares)		0	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	6,342,189	6,342,189	6,342,189
“Class B”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	2,089,075	2,178,365	2,182,426
Conversion of shares (in shares)		(89,290)	(4,060)
Repurchased common stock (in shares)		0	(1)
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	2,089,075	2,089,075	2,178,365
“Class E”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	27,799,882	31,157,386	31,077,662
Conversion of shares (in shares)		89,290	4,060
Repurchased common stock (in shares)		(3,558,093)	0
Restricted shares issued, directors (in shares)	57,000	63,000	63,000
Restricted shares vested (in shares)	36,410	48,299	12,664
Ending balance (in shares)	27,893,292	27,799,882	31,157,386
“Class F”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	0	0	0
Conversion of shares (in shares)		0	0
Repurchased common stock (in shares)		0	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	0	0	0